Description of the Plan - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 09, 2025
EBP, Description of Plan [Line Items]
Fees paid to recordkeeper	$ 1,635,000
Amount payable to recordkeeper	$ 0	$ 0
EBP 004
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Pretax, maximum employee deferral or rollover, percentage	50.00%
Receivable from plan merger (Note 1)	$ 72,562,000	$ 0
Note receivable liquidated	$ 156,000
Matching percentage	100.00%	100.00%
Participant compensation matched, percentage	6.00%	5.00%
Vesting percentage	25.00%
Forfeited nonvested account, decrease from employer contribution	$ 3,071,000
Forfeited nonvested account	$ 1,658,000	$ 744,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum vested balance eligible for distribution			$ 0.01
Maximum vested balance eligible for distribution			$ 7,000
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%	4.25%
Involuntary cash-out limit	$ 1,000
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%	9.50%
Involuntary cash-out limit	$ 5,000